Accumulated other comprehensive income (loss), net of tax	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Accumulated other comprehensive income (loss), net of tax
8. Accumulated other comprehensive income (loss), net of tax
Changes in each component of Accumulated other comprehensive income (loss), net of tax (“AOCI”) for the six months ended September 30, 2024 and 2025 are as follows:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
AOCI, balance at beginning of period	984,578	931,779
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	2,061	(36,056)
Unrealized holding gains (losses) during period	(7,526)	(20,684)
Less: reclassification adjustments for losses (gains) included in net income	(2,560)	(2,052)

Change during period	(10,085)	(22,736)

Balance at end of period	(8,024)	(58,792)

Foreign currency translation adjustments:
Balance at beginning of period	467,864	517,081
Foreign currency translation adjustments during period	33,302	(11,351)
Less: reclassification adjustments for losses (gains) included in net income	(3,038)	—

Change during period	30,264	(11,351)

Balance at end of period	498,128	505,730

Defined benefit plan adjustments:
Balance at beginning of period	499,663	422,515
Unrealized gains (losses) during period	6,261	11,628
Less: reclassification adjustments for losses (gains) included in net income	(15,611)	(13,914)

Change during period	(9,350)	(2,285)

Balance at end of period	490,313	420,230

Own credit risk adjustments:
Balance at beginning of period	14,990	28,239
Unrealized gains (losses) during period	6,467	814
Less: reclassification adjustments for losses (gains) included in net income	290	(2)

Change during period	6,757	813

Balance at end of period	21,747	29,052

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	17,586	(35,559)

AOCI, balance at end of period	1,002,164	896,220

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2025:

	Six months ended September 30, 2025
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	3,368	(1,316)	2,052	—	2,052	Investment gains (losses)-net
Defined benefit plan adjustments	20,144	(6,232)	13,912	1	13,914	Salaries and employee benefits
Own credit risk adjustments	2	(1)	2	—	2	Other noninterest income (expenses)

Total	23,514	(7,548)	15,966	1	15,967

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.